Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2023	2022
Raw materials	$430,004	$175,469
Finished goods	240,467	-
	670,471	175,469
Less: Reserve	(56,833)	-
	$613,638	$175,469